Sale Of Interest In Yguazu Cementos S.A.-Discontinued Operations - Summary of Income Statement From Continuing and Discontinued Operations (Detail) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	$ 41,623,255	$ 47,753,090	$ 51,238,154
Financial results, net	1,067,767	(2,068,017)	(3,007,069)
Reclassification of foreign exchange gains /(losses) recognized in other comprehensive income	303,484
Profit (loss) before income tax	8,517,078	6,685,136	5,645,547
Income tax	3,780,642	2,295,947	2,370,635
Net profit for the year from discontinued operations	$ 5,128,601	$ 1,020,255	$ 743,697
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Basic and diluted earnings (loss) per share from discontinued operations	$ 19.0445	$ 8.7692	$ 6.3243
Equity attributable to owners of parent [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Reclassification of foreign exchange gains /(losses) recognized in other comprehensive income	$ 303,484
Discontinued operations [member] | Loma Yguazu Cementos S.A. [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	2,969,459	$ 5,276,393	$ 4,903,157
Operating costs and expenses	(2,236,741)	(3,766,185)	(3,618,156)
Financial results, net	(159,589)	(394,142)	(474,842)
Reclassification of foreign exchange gains /(losses) recognized in other comprehensive income	303,484
Gain on disposal of discontinued operations	5,769,070
Profit (loss) before income tax	6,645,683	1,116,066	810,159
Income tax	(1,517,082)	(95,811)	(66,461)
Net profit for the year from discontinued operations	5,128,601	1,020,255	743,698
Net profit for the year from discontinued operations attributable to:
Owners of the parent company	4,876,687	520,347	379,298
Non-controlling interest	$ 251,914	$ 499,908	$ 364,399
Discontinued operations [member] | Loma Yguazu Cementos S.A. [Member] | Equity attributable to owners of parent [member]
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Basic and diluted earnings (loss) per share from discontinued operations	$ 8.1820	$ 0.8730	$ 0.6364
Discontinued operations [member] | Loma Yguazu Cementos S.A. [Member] | Non-controlling Interest [member]
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Basic and diluted earnings (loss) per share from discontinued operations	$ 0.4227	$ 0.8387	$ 0.6114